Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Owners' equity in total KRW (₩)	Owners' equity in total USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2021	₩ 28,805,103		₩ 25,796,927		₩ 3,640,303		₩ 2,294,381		₩ 682,385		₩ (2,167,614)		₩ 21,347,472		₩ 3,008,176
Comprehensive income [abstract]
Net income	3,369,074		3,186,772		0		0		0		0		3,186,772		182,302
Net gain(loss) on valuation of financial instruments at FVTOCI	(493,871)		(493,462)		0		0		0		(493,462)		0		(409)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		10,254		(10,254)		0
Changes in capital due to equity method	612		612		0		0		0		612		0		0
Gain on foreign currency translation of foreign operations	32,536		39,579		0		0		0		39,579		0		(7,043)
Loss on valuation of hedges of net investments in foreign operations	(20,701)		(20,701)		0		0		0		(20,701)		0		0
Gain on valuation of cash flow hedge	(9,835)		(9,835)		0		0		0		(9,835)		0		0
Capital related to non-current assets held for sale	0		0		0		0		0		(279)		279		0
Remeasurement gain(loss) related to defined benefit plan	251,440		251,180		0		0		0		251,180		0		260
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(664,945)		(654,996)		0		0		0		0		(654,996)		(9,949)
Issuance of hybrid securities	1,167,283		818,068		0		818,068		0		0		0		349,215
Dividends to hybrid securities	(205,751)		(91,756)		0		0		0		0		(91,756)		(113,995)
Redemption of hybrid securities	(620,056)		(60,491)		0		0		0		(60,491)		0		(559,565)
Changes in subsidiaries' capital	0		0		0		0		0		27,365		(27,365)		0
Changes in non-controlling interests related to business combinations	16,453		0		0		0		0		0		0		16,453
Balance at end at Dec. 31, 2022	31,627,342		28,761,897		3,640,303		3,112,449		682,385		(2,423,392)		23,750,152		2,865,445
Comprehensive income [abstract]
Net income	2,626,894		2,506,296		0		0		0		0		2,506,296		120,598
Net gain(loss) on valuation of financial instruments at FVTOCI	725,525		725,513		0		0		0		725,513		0		12
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		(86)		86		0
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	0
Changes in capital due to equity method	2,965		2,946		0		0		0		2,996		(50)		19
Gain on foreign currency translation of foreign operations	45,080		39,780		0		0		0		39,780		0		5,300
Loss on valuation of hedges of net investments in foreign operations	(14,049)		(14,049)		0		0		0		(14,049)		0		0
Gain on valuation of cash flow hedge	(16,524)		(16,524)		0		0		0		(16,524)		0		0
Remeasurement gain(loss) related to defined benefit plan	(79,460)		(79,498)		0		0		0		(79,498)		0		38
Trasnsactions with owners and others [abstract]
Comprehensive stock exchange	(2,634)		411,381		162,373		0		249,008		0		0		(414,015)
Dividends to common stocks	(990,023)		(978,376)		0		0		0		0		(978,376)		(11,647)
Changes in treasury stocks	(134,401)		(134,401)		0		0		1,128		(35,529)		(100,000)		0
Issuance of hybrid securities	798,007		498,680		0		498,680		0		0		0		299,327
Dividends to hybrid securities	(226,785)		(131,148)		0		0		0		0		(131,148)		(95,637)
Redemption of hybrid securities	(1,099,392)		(1,695)		0		0		0		(1,695)		0		(1,097,697)
Changes in subsidiaries' capital	(3,795)		(1,868)		0		0		(1,869)		60,491		(60,490)		(1,927)
Changes in non-controlling interests related to business combinations	138,478		0		0		0		0		0		0		138,478
Others	262		77,947		0		0		4,911		73,036		0		(77,685)
Balance at end at Dec. 31, 2023	33,397,490	$ 22,596,408	31,666,881	$ 21,425,495	3,802,676	$ 2,572,853	3,611,129	$ 2,443,254	935,563	$ 632,993	(1,668,957)	$ (1,129,200)	24,986,470	$ 16,905,595	1,730,609	$ 1,170,913
Comprehensive income [abstract]
Net income	3,171,469	2,145,784	3,085,995	2,087,953	0	0	0	0	0	0	0	0	3,085,995	2,087,953	85,474	57,831
Net gain(loss) on valuation of financial instruments at FVTOCI	34,058	23,043	34,203	23,141	0	0	0	0	0	0	34,203	23,141	0	0	(145)	(98)
Net gain (loss) due to disposal of equity securities at FVTOCI	0	0	0	0	0	0	0	0	0	0	(53,460)	(36,171)	53,460	36,171	0	0
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	1,348	912	1,348	912	0	0	0	0	0	0	1,348	912	0	0	0	0
Changes in capital due to equity method	(5,367)	(3,631)	(5,367)	(3,631)	0	0	0	0	0	0	(5,357)	(3,624)	(10)	(7)	0	0
Gain on foreign currency translation of foreign operations	522,845	353,752	508,631	344,135	0	0	0	0	0	0	508,631	344,135	0	0	14,214	9,617
Loss on valuation of hedges of net investments in foreign operations	(114,827)	(77,691)	(114,827)	(77,691)	0	0	0	0	0	0	(114,827)	(77,691)	0	0	0	0
Gain on valuation of cash flow hedge	6,591	4,459	6,591	4,459	0	0	0	0	0	0	6,591	4,459	0	0	0	0
Remeasurement gain(loss) related to defined benefit plan	(61,929)	(41,900)	(61,954)	(41,917)	0	0	0	0	0	0	(61,954)	(41,917)	0	0	25	17
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(882,159)	(596,860)	(878,330)	(594,269)	0	0	0	0	0	0	0	0	(878,330)	(594,269)	(3,829)	(2,591)
Changes in treasury stocks	(132,123)	(89,393)	(132,123)	(89,393)	0	0	0	0	733	496	3,832	2,593	(136,688)	(92,482)	0	0
Issuance of hybrid securities	1,954,820	1,322,612	1,196,850	809,777	0	0	1,196,850	809,777	0	0	0	0	0	0	757,970	512,835
Dividends to hybrid securities	(234,931)	(158,952)	(158,682)	(107,363)	0	0	0	0	0	0	0	0	(158,682)	(107,363)	(76,249)	(51,589)
Redemption of hybrid securities	(1,708,213)	(1,155,759)	(1,049,743)	(710,245)	0	0	(997,544)	(674,928)	0	0	(52,199)	(35,317)	0	0	(658,470)	(445,514)
Changes in subsidiaries' capital	2,118	1,433	11,827	8,002	0	0	0	0	12,256	8,292	1,264	855	(1,693)	(1,145)	(9,709)	(6,569)
Changes in non-controlling interests related to business combinations	4,451	3,011	(1,148)	(777)	0	0	0	0	(1,148)	(777)	0	0	0	0	5,599	3,788
Others	(60,372)	(40,847)	(13,316)	(9,009)	0	0	0	0	(13,304)	(9,001)	0	0	(12)	(8)	(47,056)	(31,838)
Balance at end at Dec. 31, 2024	₩ 35,895,269	$ 24,286,381	₩ 34,096,836	$ 23,069,579	₩ 3,802,676	$ 2,572,853	₩ 3,810,435	$ 2,578,103	₩ 934,100	$ 632,003	₩ (1,400,885)	$ (947,825)	₩ 26,950,510	$ 18,234,445	₩ 1,798,433	$ 1,216,802